Impairment of long-lived assets (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Impairment of long-lived assets	$ 3,287.5	$ 922.9	$ 4,210.4	$ 0.0	$ 0.0